SCHEDULE OF FAIR VALUE OF PREFERRED STOCK WARRANT LIABILITY (Details) - Notable Labs Inc [Member] - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Balance at beginning of period	$ 5,113
Change in fair value of preferred stock warrant liability	(4,882)	$ (649)
Balance at end of period	231
Convertible Notes Payable [Member]
Balance at beginning of period
Debt instrument, fair value	6,354
Change in fair value of preferred stock warrant liability	2,723
Balance at end of period	9,077
Redeemable Convertible Preferred Stock [Member]
Balance at beginning of period	5,113
Debt instrument, fair value
Change in fair value of preferred stock warrant liability	(4,882)
Balance at end of period	$ 231